Goodwill (Details Narrative) (10 K) - KRW (₩) ₩ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	₩ 1,430,625	₩ 1,430,625	₩ 1,430,625